April 29, 2008

U. S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

RE:  Maxxam Inc. – Form 10-K (Commission File No. 1-3924)

Ladies and Gentlemen:

On behalf of MAXXAM Inc., a Delaware corporation (the “Company”), we hereby electronically submit for filing with the Securities and Exchange Commission (the “Commission”), via EDGAR, the Company's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 (the “2007 Form 10-K”).

Pursuant to General Instruction D(3) of Form 10-K, we hereby notify you that the 2007 Form 10-K reflects no changes from the preceding year in any accounting principles or practices, or in the method of applying any such principles or practices.

Should you have any questions or require any additional information, please call the undersigned at (713) 267-3669.

                                                                                          Very truly yours,

                                                                                          MAXXAM Inc.

                                                                                                                                                                                                                           By:  /s/ Bernard L. Birkel
                                                                                         Bernard L. Birkel
                                                                                                         Secretary